Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000190318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class A) – including sales charge
Average Annual Return, Percent	5.58%	6.81%		4.08%
C000190312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class C) – including sales charge
Average Annual Return, Percent	10.08%	7.24%		4.03%
C000190314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	12.16%	8.40%		5.01%
C000190315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class R6) – including sales charge
Average Annual Return, Percent	12.42%	8.48%	6.02%
Without Sales Load [Member] | C000190318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class A) – excluding sales charge
Average Annual Return, Percent	11.98%	8.09%		4.70%
Without Sales Load [Member] | C000190312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class C) – excluding sales charge
Average Annual Return, Percent	11.08%	7.24%		4.03%
Without Sales Load [Member] | C000190314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	12.16%	8.40%		5.01%
Without Sales Load [Member] | C000190315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Global Allocation Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	12.42%	8.48%	6.02%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	16.17%	13.65%	9.71%	9.99%
MSCI ACWI Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Average Annual Return, Percent	16.69%	14.18%	10.25%	10.55%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	6.15%	0.26%	2.17%	2.33%
Sixty Five MSCI ACWI Index 35 Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index
Average Annual Return, Percent	12.67%	8.98%	7.27%	7.48%